Business Combination - Summary Of Purchase Price Allocation (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 01, 2020 CNY (¥)	Sep. 01, 2020 CNY (¥)
Business Combination
Goodwill	¥ 65,481	$ 9,494		¥ 66,753	¥ 118,724
2020 Acquisitions
Business Combination
Purchase consideration					72,452
Cash					913
Accounts receivable					7,036
Prepayments and other current assets					823
Property and equipment, net					25,673
Customer relationships					6,900
Developed technology					2,900
Other assets					1,725
Short-term debt					(1,550)
Accounts payable					(3,857)
Accrued expenses and other current liabilities					(6,075)
Other liabilities					(2,160)
Non-controlling interests					(52,705)
Goodwill					¥ 92,829	¥ 88,216
Haikou Cheng Tu
Business Combination
Purchase consideration							¥ 10,000
Cash							1
Accounts receivable							1,133
Prepayments and other current assets							751
Property and equipment, net							10,000
Customer relationships							2,900
Accounts payable							(1,000)
Accrued expenses and other current liabilities							(245)
Other liabilities							(435)
Non-controlling interests							(7,718)
Goodwill							¥ 4,613
Shenzhen Lailai
Business Combination
Purchase consideration						62,452
Cash						912
Accounts receivable						5,903
Prepayments and other current assets						72
Property and equipment, net						15,673
Customer relationships						4,000
Developed technology						2,900
Other assets						1,725
Short-term debt						(1,550)
Accounts payable						(2,857)
Accrued expenses and other current liabilities						(5,830)
Other liabilities						(1,725)
Non-controlling interests						(44,987)
Goodwill						¥ 88,216
2022 Acquisitions
Business Combination
Purchase consideration			¥ 5,000
Cash			272
Accounts receivable			5,836
Customer relationships			1,400
Accrued expenses and other current liabilities			(2,804)
Non-controlling interests			(3,314)
Goodwill			3,610
2022 Acquisitions | Shenyang Sen Xin
Business Combination
Goodwill			¥ 3,610